Our capital and liquidity - Summary of maturity analysis for non-derivative financial liabilities and derivative financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-derivative financial liabilities
Trade and other financial payables	$ (7,841)	$ (6,412)
Expected lease liability payments	(1,874)	(1,743)
Borrowings before swaps	(22,100)	(12,676)
Expected future interest payments	(13,537)	(7,610)
Other financial liabilities	(66)	0
Derivative financial liabilities
Derivatives related to net debt – net settled	(102)	(231)
– gross inflows	782	739
– gross outflows	(943)	(977)
Derivatives not related to net debt – net settled	(559)	(380)
– gross inflows	136	240
– gross outflows	(137)	(240)
Total	(46,241)	(29,290)
Within 1 year or on demand
Non-derivative financial liabilities
Trade and other financial payables	(7,374)	(6,032)
Expected lease liability payments	(581)	(398)
Borrowings before swaps	(738)	(185)
Expected future interest payments	(1,182)	(748)
Other financial liabilities	(66)	0
Derivative financial liabilities
Derivatives related to net debt – net settled	(34)	(78)
– gross inflows	27	13
– gross outflows	(34)	(34)
Derivatives not related to net debt – net settled	(176)	(81)
– gross inflows	136	240
– gross outflows	(137)	(240)
Total	(10,159)	(7,543)
Between 1 and 2 years
Non-derivative financial liabilities
Trade and other financial payables	(82)	(30)
Expected lease liability payments	(376)	(306)
Borrowings before swaps	(1,158)	(630)
Expected future interest payments	(1,188)	(729)
Other financial liabilities	0	0
Derivative financial liabilities
Derivatives related to net debt – net settled	(34)	(50)
– gross inflows	27	25
– gross outflows	(34)	(34)
Derivatives not related to net debt – net settled	(105)	(33)
– gross inflows	0	0
– gross outflows	0	0
Total	(2,950)	(1,787)
Between 2 and 5 years
Non-derivative financial liabilities
Trade and other financial payables	(31)	(43)
Expected lease liability payments	(489)	(488)
Borrowings before swaps	(6,298)	(3,007)
Expected future interest payments	(2,911)	(1,873)
Other financial liabilities	0	0
Derivative financial liabilities
Derivatives related to net debt – net settled	(35)	(86)
– gross inflows	728	701
– gross outflows	(875)	(909)
Derivatives not related to net debt – net settled	(219)	(117)
– gross inflows	0	0
– gross outflows	0	0
Total	(10,130)	(5,822)
Later than five years
Non-derivative financial liabilities
Trade and other financial payables	(354)	(307)
Expected lease liability payments	(428)	(551)
Borrowings before swaps	(13,906)	(8,854)
Expected future interest payments	(8,256)	(4,260)
Other financial liabilities	0	0
Derivative financial liabilities
Derivatives related to net debt – net settled	1	(17)
– gross inflows	0	0
– gross outflows	0	0
Derivatives not related to net debt – net settled	(59)	(149)
– gross inflows	0	0
– gross outflows	0	0
Total	$ (23,002)	$ (14,138)